Other reserves - Narrative (Details) - GBP (£) £ in Millions, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Other reserves	£ (882)		£ (77)
Repurchase of treasury shares (in shares)	389		837
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	£ 3,587		£ 3,671
Increase (decrease) in equity	84	£ 1,101
Tax	4	9
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,635)		(1,366)
Increase (decrease) in equity	269	(194)
Tax	101	(78)
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	(185)	299
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	186	26
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(3,797)		(3,707)
Increase (decrease) in equity	90		(3,528)
Tax	28	(1,342)
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	(1,057)	3,120
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	(939)	(1,750)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(702)		(240)
Increase (decrease) in equity	462	707
Tax	173	273
Gains (losses) on change in value of foreign currency basis spreads, before tax	635	£ 983
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Other reserves	1,665		1,565
Increase (decrease) in equity	(97)		(209)
Treasury shares
Disclosure of reserves within equity [line items]
Increase (decrease) in equity	£ (3)		£ 8